UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21539
                                                     -----------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
       -----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           ------------------

                         Date of fiscal year end: MAY 31
                                                 -----------------

                   Date of reporting period: NOVEMBER 30, 2005
                                            -----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                  FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE
                                 INCOME FUND II
                               SEMI-ANNUAL REPORT
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                               SEMI-ANNUAL REPORTs
                                NOVEMBER 30, 2005

Shareholder Letter ..................................................    1
Portfolio Commentary ................................................    2
Portfolio Components ................................................    4
Portfolio of Investments ............................................    5
Statement of Assets and Liabilities .................................   16
Statement of Operations .............................................   17
Statements of Changes in Net Assets .................................   18
Statement of Cash Flows .............................................   19
Financial Highlights ................................................   20
Notes to Financial Statements .......................................   21
Additional Information ..............................................   26
   Dividend Reinvestment Plan
   Proxy Voting Policies and Procedures
   Portfolio Holdings
   Submission of Matters to a Vote of Shareholders
   By-Law Amendment

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. and/or Four Corners Capital Management, LLC and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause First Trust/Four Corners Senior Floating Rate Income Fund II's (the "Fund") actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of First Trust Advisors L.P. and/or Four Corners Capital Management, LLC and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by Michael P. McAdams and Robert I. Bernstein of Four Corners Capital Management, LLC, the Fund's sub-advisor, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, First Trust Advisors L.P. personnel, Mr. McAdams and Mr. Bernstein are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

       FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II (FCT)
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2005

Dear Shareholders:

We are pleased to inform you that your Fund, the First Trust/Four Corners Senior Floating Rate Income Fund II (NYSE: FCT), has continued to provide attractive monthly income for the period ended November 30, 2005. While interest rates have continued to rise, fueling steady dividend increases for the Fund, the dividend distribution rate has increased from 6.2% as of May 31, to 7.7%, as of November 30, based on the Fund's market price.

The Fund, composed primarily of senior secured floating rate corporate loans, seeks to provide a high level of current income. As a secondary objective, the Fund will attempt to preserve capital. For the six months ended November 30, 2005, the Fund's market price total return was -3.3%. Despite pressure on the market price, the Fund's net asset value ("NAV") total return over the same period was 3.8%. This compares favorably to its benchmark, the Standard & Poor's/LSTA Leveraged Loan Index, which posted a 3.1% gain over the same six-month period.

The Fund is managed by Four Corners Capital Management, LLC ("Four Corners"), a leading asset management firm that specializes in the sub-investment grade and structured finance markets. The portfolio management team, including the credit research analysts, collectively has over 100 years' experience in all aspects of the senior loan market, including structuring, underwriting, researching, trading, managing and investing in senior loans.

I encourage you to read the portfolio commentary from Michael P. McAdams and Robert I. Bernstein, Co-Portfolio Managers, found on the following pages, for more details about the Fund's performance and the management strategy. We thank you for your confidence in First Trust Advisors L.P. and Four Corners and we will work diligently to keep earning it.

Sincerely,

/S/ JAMES A. BOWEN
James A. Bowen
President of the First Trust/Four Corners Senior Floating Rate Income Fund II January 6, 2006

--------------------------------------------------------------------------------
A COMMENTARY ON THE FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
--------------------------------------------------------------------------------

OVERVIEW

The First Trust/Four Corners Senior Floating Rate Income Fund II ("FCT" or the "Fund") posted a market price total return of -3.3% for the six-month period ended November 30, 2005. The Fund's net asset value (or "NAV") total return for the period was 3.8%. During the period, the Fund paid dividends totaling $0.5922 per share, reflecting four separate dividend increases from $0.0927 to $0.1075 per share, or an increase of 16.0%. Based on the most recent dividend, FCT provided a distribution rate of 7.7% based on the Fund's market price, and 6.8% based on the Fund's NAV as of November 30, 2005. The Fund's stock exchange-listed market price declined 6.5% over the period.

ECONOMIC AND MARKET ENVIRONMENT

The first half of the Fund's 2006 fiscal year continued to benefit from a favorable economic environment for senior floating-rate loan investing. During the period, the Federal Reserve (the "Fed") continued to increase domestic short-term interest rates. With each increase, the Fed indirectly increased the amount of floating rate interest owed by the Fund's corporate borrowers to their lenders, thereby contributing to the Fund's dividend increases.

Underlying the increase in short-term interest rates has been solid U.S. economic expansion despite the devastation from the Gulf hurricanes and concern for elevated energy prices. While residential housing markets may be softening slightly for the first time in several years, job growth and factory utilization remain drivers of increased demand for resources, inflationary pressures and economic growth. As evidence, in the quarter ended September 30, 2005, Gross Domestic Product rose at a strong annual rate of 4.1%. Similarly, improved corporate cash flow levels have contributed to continued low corporate debt default rates; for the period ended September 30, 2005, Standard & Poor's calculated that defaults were 1.3%, which is lower than the long-term domestic average of 3.6%. Nevertheless, defaults have increased slightly of late due to continuing issues in the automotive and airline sectors (to which the Fund has minimal exposure) and from unanticipated events such as fraud and unusually severe hurricanes.

Reflecting the potential for continued economic growth and a lower-than-average default environment, corporations have increased their willingness to borrow, thereby providing an increase in the number of opportunities in which to invest. New institutional Senior Loan issuance rose 23% from the prior year for the year-to-date period ended November 2005. Similarly, Senior Loan market liquidity, as measured by secondary loan trading volume, grew 9.7% year-over-year to over $129 billion in secondary loan trades for the nine months ended September 2005.

Since the beginning of 2005 we have seen reduced credit spreads (that somewhat limited the Fund's dividend growth in the Spring). We have more recently seen a stabilization of credit spreads that, when combined with Fed rate increases, have resulted in an improved environment for dividend increases. In addition, the current market reflects a better balance of inflows into the Senior Loan asset class relative to the volume of new issues and prepayments. The stabilized, but still historically low, level of spreads reflects the markets' low concern for defaults over the short to medium term. Indeed, Standard & Poor's predicts that the default rate will remain below the long-term average for at least the next 12 months.

We also remain comfortable with credit standards of new issue loans and continue to see the risk/return advantage of Senior Loans as representing considerable value in comparison to the loan markets' recent history as well as relative to the outlooks for other asset classes.

INVESTMENT STRATEGY AND PORTFOLIO COMPOSITION

As previously mentioned, the investment philosophy of Four Corners Capital Management, LLC ("Four Corners") is intended to generate high income with relatively less volatility throughout a variety of market conditions. The Fund also remains a "pure play" strategy that focuses on Senior Loans, generally avoiding investments in riskier but higher yielding "junk" bonds. In the long run, we believe that our strategy may result in lower NAV volatility and potentially better NAV returns than a strategy relying upon high yield bonds to pay a slightly higher dividend in the short run.

The investment strategy used to implement our philosophy focuses on thorough fundamental credit analysis, broad issuer and industry diversification and a proactive sell discipline in order to minimize risk. The Fund's portfolio is generally more heavily weighted towards companies and industries from which we expect to see lower earnings volatility and from which we expect to see higher recoveries for senior lenders in circumstances where cash flow volatility does occur. For example, the Fund has had very little exposure to the automotive and airline industries, which have performed poorly based on weak industry fundamentals as evidenced by recent defaults in the sectors.

--------------------------------------------------------------------------------
        A COMMENTARY ON THE FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE
                          INCOME FUND II - (CONTINUED)
--------------------------------------------------------------------------------

The Fund remains broadly diversified with over 175 positions across 36 industries. At November 30, 2005, the five largest individual borrower exposures in total represented 10.2% of the Fund's total investments. The Fund also has the flexibility to invest up to 10% of the portfolio in Special Situation debt investments, which are typically investments in companies that are either in default or experiencing financial difficulties. Given the growth and improvement in the economy during the last year, we have seen few attractive opportunities in this segment of the market. As a result, the portfolio contained only two Special Situation investments, representing 2.9% of the Fund's total investments.

The Fund's investment quality, measured by independent credit rating agencies, has changed relatively little from the prior period. The Fund is predominately invested in loans rated between BB and B. While our strategy focuses on such non-investment grade credit, Senior Loans we buy are senior and collateralized relative to other debt or equity of the same issuer, thus reducing the probability of substantial losses.

As mentioned in prior reports, the Fund is leveraged using both adjustable-rate Auction Market Preferred Shares and an asset-backed commercial paper conduit. The terms and conditions of the leverage provide the Fund with the ability to borrow on a floating-rate basis. Since the income generated by the Fund's Senior Loan investment portfolio is also floating rate-based, the Fund is substantially less exposed to risk from interest rate increases than would be a leveraged fund that invests in fixed-rate bonds. And, as Fund assets and liabilities tend to move in tandem, either up or down, portfolio leverage benefits investors regardless of the direction of rates. At November 30, 2005, the portfolio leverage accounted for 35.1% of the Fund's total assets.

PERFORMANCE REVIEW

For the 6-month period ended November 30, 2005, the Fund's NAV-based total return was 3.8%. This return exceeded the benchmark (the Standard & Poor's/LSTA Leveraged Loan Index) return of 3.1%. A portion of the Fund's performance is attributable to the beneficial impact of leverage and the negative impact of fees, expenses and cash balances, which are not included in the benchmark return. As mentioned above, the Fund's dividend was increased on four separate occasions during the period, totaling a 16.0% increase to $0.1075 in November. Additionally, the Fund's NAV had relatively low volatility, ranging from a low of $18.87 to a high of $19.20 ending the period at $19.00. The Fund's NAV performance over the period was influenced by a number of factors. We actively managed the portfolio, generating trading gains when available, as well as taking losses to reduce exposure to firms whose circumstances may have changed since our initial purchase. Despite the Fund's positive NAV total return, the Fund's market price total return was -3.3% during the period.

In October, one of the Fund's investments, a Senior Loan issued by Refco Inc., experienced a sudden and serious reversal resulting in the eventual bankruptcy filing by part of the firm. The firm's problem arose from the discovery of fraudulently unreported financial dealings between the company and its CEO and a subsequent U.S. Securities and Exchange Commission investigation; the CEO was arrested and has been charged with accounting fraud. As background, Refco was one of the world's leading brokerage, commodities trading and derivative firms. The Refco loan was part of a recapitalization when the company went public just this past summer in a transaction led by Credit Suisse First Boston, Goldman Sachs and Bank of America. Previously, the management had been highly regarded and Four Corners had successfully invested in prior bank loan issues of the firm.

Consistent with our strategy to, whenever possible, reduce exposure to problem credits, we sold the position based upon a variety of concerns including reported loss of clients and potential for further regulatory action. The sale resulted in a loss of $0.11 per share in NAV. While the ultimate outcome of Refco's situation remains uncertain, and mindful that every situation has its own unique facts, we believe that the prompt sale of investments is a proven means of minimizing downside in deteriorating situations.

Despite the isolated and unusual situation with Refco and the recently well-publicized (although long-developing) concerns about the U.S. automotive and airline industries that Four Corners has successfully avoided, we do not currently plan to change our outlook for Senior Loan investing. This view is consistent with the above-mentioned fundamental economic strength and continuing relative conservatism of new loan origination standards.

In closing, we remain disappointed that the broader market has not placed a higher value on demonstrated performance and the lower volatility-focused strategy of the Fund. We note, though, that the Fund trades at a discount comparable to other funds with loan-based strategies. We are also pleased to have received favorable research opinions from several brokerage firms, including Wachovia Securities, Raymond James & Associates and Ryan Beck & Co. We feel that as of November 30, 2005, the Fund had an attractive and competitive distribution rate of 7.7% based on market price.

We remain committed to delivering long-term performance and superior client support and appreciate the opportunity to assist in meeting your investment goals.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO COMPONENTS+
NOVEMBER 30, 2005 (UNAUDITED)

S&P RATING BREAKDOWN

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

B                          13.92%
B-                          5.31%
B+                         26.21%
BB                          9.16%
BB-                        11.72%
BB+                         3.81%
Cash/Cash Equivalents       2.65%
CCC+                        1.57%
NR                         25.65%

ECONOMIC SECTOR BREAKDOWN

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary     32.71%
Consumer Staples            5.14%
Energy                      7.57%
Financials                  8.28%
Health Care                 7.90%
Industrials                15.45%
Information Technology      3.92%
Materials                   7.35%
Telecommunication Services  2.72%
Utilities                   6.31%
Cash/Cash Equivalents       2.65%

+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.
NR    Not Rated
* The percentage of Senior Loan Interests not rated includes 13.10% of Senior Loan Interests that were privately rated upon issuance. The rating agencies do not provide ongoing surveillance on the private ratings.

Page 4                 See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (UNAUDITED)

                                                                     BANK LOAN
 PRINCIPAL                                                            RATINGS+                         STATED         MARKET
   VALUE                        DESCRIPTION~                        MOODY'S  S&P        COUPON        MATURITY*        VALUE
------------   ------------------------------------------------    --------------    -------------    ---------    -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - 145.3%

     AEROSPACE & DEFENSE - 3.9%
               AEROSPACE & DEFENSE - 3.9%
$  3,288,889   Hexcel Corp. ...................................      B2      B+       5.81%-6.13%      3/01/12     $   3,314,927
   3,060,211   Hunter Defense Holdings, Inc. ..................    NR(a)    NR(a)     7.19%-9.00%      3/10/11         3,071,686
   2,032,936   K&F Industries, Inc. ...........................      B2      B+          6.45%        11/18/12         2,052,631
     997,500   Mid-Western Aircraft Systems, Inc. .............      B1      BB-         6.41%        12/31/11         1,008,971
   2,732,484   MRO Acquisition Corp. ..........................      B1      B+          6.57%         8/27/10         2,759,809
   3,323,077   Standard Aero Holdings, Inc. ...................      B2      B+       6.22%-6.44%      8/24/12         3,302,308
   3,100,000   Vought Aircraft Industries, Inc. ...............     Ba3      B+          6.36%        12/22/10         3,118,082
                                                                                                                   -------------
               TOTAL AEROSPACE & DEFENSE                                                                              18,628,414
                                                                                                                   -------------
     AIR FREIGHT & LOGISTICS - 1.2%
               AIR FREIGHT & LOGISTICS - 1.2%
   5,925,060   United Air Lines Inc.,
                  (Debtor in Possession) (g) ..................    NR(a)     BB          8.62%         3/31/06         5,979,376
                                                                                                                   -------------
               TOTAL AIR FREIGHT & LOGISTICS                                                                           5,979,376
                                                                                                                   -------------
     AUTO COMPONENTS - 4.3%
               AUTO PARTS & EQUIPMENT - 4.3%
   5,000,000   Axletech International
                  Holdings, Inc. (c) ..........................     Caa1     B-          10.59%        4/21/13         5,016,665
   3,000,000   Collins & Aikman Corp.,
                  (Debtor in Possession) (g) ..................      NR      NR       6.88%-7.25%      5/17/07         3,020,001
   6,000,000   Environmental Systems
                  Products Holdings Inc. (c) ..................     Caa1    NR(a)    13.66%-14.41%    12/12/10         6,090,000
   6,451,250   TRW Automotive Inc. ............................     Ba2      BB+         5.25%         6/30/12         6,467,378
                                                                                                                   -------------
               TOTAL AUTO COMPONENTS                                                                                  20,594,044
                                                                                                                   -------------
     BEVERAGES - 0.2%
               SOFT DRINKS - 0.2%
     990,000   Culligan Corp. .................................      B1      B+          6.64%         9/30/11         1,001,447
                                                                                                                   -------------
               TOTAL BEVERAGES                                                                                         1,001,447
                                                                                                                   -------------
     BUILDING PRODUCTS - 2.8%
               BUILDING PRODUCTS - 2.8%
   4,761,885   Custom Building Products .......................    NR(a)    NR(a)        6.27%        10/20/11         4,794,623
   2,402,525   Headwaters Inc. . ..............................      B1      B+       6.43%-8.25%      4/30/11         2,418,543
     962,500   NCI Building Systems, Inc. .....................     Ba2      BB       5.75%-5.95%      6/18/10           966,109
   4,309,579   PGT Industries, Inc. ...........................    NR(a)    NR(a)     7.14%-7.23%      1/29/10         4,352,675
   1,000,000   South Edge, LLC ................................    NR(a)    NR(a)        5.56%        10/31/09         1,005,417
                                                                                                                   -------------
               TOTAL BUILDING PRODUCTS                                                                                13,537,367
                                                                                                                   -------------
     CHEMICALS - 3.0%
               DIVERSIFIED CHEMICALS - 3.0%
   5,000,000   BCP Crystal US Holdings Corp. ..................      B1      B+          6.20%         1/26/09         5,062,500
   6,000,000   Brenntag Holding GmbH
                  & Company KG ................................      B1      BB-         6.81%        12/09/11         6,007,998
   3,500,000   Huntsman International, LLC ....................     Ba3      BB-         5.89%         8/16/12         3,512,033
                                                                                                                   -------------
               TOTAL CHEMICALS                                                                                        14,582,531
                                                                                                                   -------------

                       See Notes to Financial Statements.                 Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

                                                                     BANK LOAN
 PRINCIPAL                                                            RATINGS+                         STATED         MARKET
   VALUE                        DESCRIPTION~                        MOODY'S  S&P        COUPON        MATURITY*        VALUE
------------   ------------------------------------------------    --------------    -------------    ---------    -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS**- CONTINUED

     COMMERCIAL SERVICES & SUPPLIES - 11.1%
               DIVERSIFIED COMMERCIAL SERVICES - 5.4%
$  1,953,488   Affinion Group, Inc. ...........................     B1        B+      6.89%-7.10%     10/17/12     $   1,916,860
   1,987,425   Ashtead Group PLC. .............................     Ba3       BB         6.13%        11/12/09         2,000,675
  10,972,500   IAP Worldwide Services, Inc. ...................     B1        B+         6.81%         3/30/11        11,118,796
   4,000,000   IAP Worldwide Services, Inc. (c) ...............     B2        B-         9.81%         3/30/12         4,076,668
   2,815,295   N.E.W. Customer Service
                  Companies, Inc. .............................    NR(a)    NR(a)     7.06%-7.56%      7/01/11         2,850,487
   2,962,500   United Rentals, Inc. ...........................     B2        BB      6.11%-6.45%      2/14/11         2,989,163
     960,117   Western Inventory Service, Ltd. ................     NR        NR      6.85%-8.50%      3/31/11           963,717
                                                                                                                   -------------
                                                                                                                      25,916,366
                                                                                                                   -------------
               ENVIRONMENTAL SERVICES - 1.9%
   2,934,124   Duratek, Inc. ..................................     B1       BB-      6.75%-7.19%     12/16/09         2,937,792
   6,158,496   Envirocare of Utah, LLC ........................    NR(a)    NR(a)        6.95%         4/13/10         6,227,779
                                                                                                                   -------------
                                                                                                                       9,165,571
                                                                                                                   -------------
               OFFICE SERVICES & SUPPLIES - 3.8%
   3,231,946   Infrasource Inc. ...............................     Ba3      BB-         6.78%         9/30/10         3,248,106
   4,889,560   Monitronics International, Inc. ................     B1        B+      7.71%-7.89%      8/26/09         4,914,008
   4,159,877   Pike Electric, Inc. ............................    NR(a)    NR(a)     6.38%-6.44%      7/01/12         4,201,476
   4,950,000   Quanta Services Inc. ...........................     Ba3      BB-      6.88%-6.89%      6/19/08         4,993,312
     700,417   TRM Corp. ......................................     B2        B+      8.11%-8.22%     11/19/10           696,915
                                                                                                                   -------------
                                                                                                                      18,053,817
                                                                                                                   -------------
               TOTAL COMMERCIAL SERVICES & SUPPLIES                                                                   53,135,754
                                                                                                                   -------------
     COMMUNICATIONS EQUIPMENT - 0.2%
               COMMUNICATIONS EQUIPMENT - 0.2%
   1,000,000   Sorenson Communications, Inc. ..................      B2       B          7.13%        11/15/12         1,010,625
                                                                                                                   -------------
               TOTAL COMMUNICATIONS EQUIPMENT                                                                          1,010,625
                                                                                                                   -------------
     CONTAINERS & PACKAGING - 4.6%
               METAL & GLASS CONTAINERS - 1.8%
     734,667   BWAY Corp. .....................................     B1        B+      6.44%-6.56%      6/30/11           741,554
   1,000,000   Captive Plastics, Inc. .........................    NR(a)      B-         6.89%         8/16/11         1,007,500
   4,776,720   Owens-Illinois Group, Inc. .....................     B1       BB-         5.87%         4/01/07         4,794,633
   2,082,188   Owens-Illinois Group, Inc. .....................     B1       BB-      5.92%-6.12%      4/01/08         2,092,612
                                                                                                                   -------------
                                                                                                                       8,636,299
                                                                                                                   -------------
               PAPER PACKAGING - 2.8%
   1,364,448   Boise Cascade, LLC .............................     Ba3       BB      5.78%-6.00%     10/28/11         1,379,609
   3,970,000   Graham Packaging
                  Holdings Company ............................     B2        B       6.38%-6.63%     10/07/11         4,019,625
   6,000,000   Graham Packaging Holdings
                  Company (c) .................................     B3       CCC+        8.25%         4/07/12         6,097,500
   2,000,000   Pregis Corp. ...................................     B1        B+         6.37%        10/12/12         2,010,000
                                                                                                                   -------------
                                                                                                                      13,506,734
                                                                                                                   -------------
               TOTAL CONTAINERS & PACKAGING                                                                           22,143,033
                                                                                                                   -------------

Page 6                 See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

                                                                     BANK LOAN
 PRINCIPAL                                                            RATINGS+                         STATED         MARKET
   VALUE                        DESCRIPTION~                        MOODY'S  S&P        COUPON        MATURITY*        VALUE
------------   ------------------------------------------------    --------------    -------------    ---------    -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS**- CONTINUED

     DIVERSIFIED CONSUMER SERVICES - 0.4%
               SPECIALIZED CONSUMER SERVICES - 0.4%
$  1,650,288   Coinstar, Inc. .................................     Ba3      BB-         6.10%         7/01/11     $   1,677,105
                                                                                                                   -------------
               TOTAL DIVERSIFIED CONSUMER SERVICES                                                                     1,677,105
                                                                                                                   -------------
     DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
               INTEGRATED TELECOMMUNICATION SERVICES - 1.9%
   1,000,000   Hawaiian Telecom
                  Communications, Inc. ........................     B1        B+         6.28%        10/31/12         1,009,000
   6,000,000   NTL Investment Holdings Ltd. ...................     B1       BB-         7.14%         5/10/12         6,013,500
   1,990,000   Telcordia Technologies, Inc. ...................     B1        B+      6.84%-6.91%      9/15/12         1,968,856
                                                                                                                   -------------
               TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                            8,991,356
                                                                                                                   -------------
     ELECTRIC UTILITIES - 7.4%
               ELECTRIC UTILITIES - 7.4%
   6,089,483   Allegheny Energy Supply Inc. ...................     Ba2       BB      5.64%-5.92%      3/08/11         6,150,377
     776,715   Cogentrix Delaware
                  Holdings, Inc. ..............................     Ba2      BB+         5.78%         4/14/12           783,997
   7,991,057   Covanta Energy Corp. ...........................     B1        B+      6.85%-6.96%      6/24/12         8,085,951
   1,000,000   LSP Kendall Energy, LLC ........................     B1        B          6.09%        10/07/13           991,875
   6,482,562   Midwest Generation, LLC ........................     Ba3      BB-      6.05%-6.22%      4/27/11         6,539,284
   7,966,250   NRG Energy, Inc. ...............................     Ba3       BB         5.90%        12/24/11         7,992,802
   2,148,408   Riverside Energy Center, LLC ...................     Ba3       B          8.49%         6/24/11         2,212,860
   1,656,670   Rocky Mountain Energy
                  Center, LLC .................................     Ba3       B          8.49%         6/24/11         1,706,370
     993,231   Texas Genco, LLC ...............................     Ba2       BB      5.87%-6.11%     12/14/11           994,163
                                                                                                                   -------------
               TOTAL ELECTRIC UTILITIES                                                                               35,457,679
                                                                                                                   -------------
     ELECTRICAL EQUIPMENT - 1.2%
               ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
   2,798,952   Penn Engineering
                  & Manufacturing Corp. .......................     B2        B          6.52%         5/25/11         2,826,941
   3,000,000   Penn Engineering
                  & Manufacturing Corp. (c) ...................     B3       CCC+       10.02%         5/25/12         3,030,000
                                                                                                                   -------------
               TOTAL ELECTRICAL EQUIPMENT                                                                              5,856,941
                                                                                                                   -------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
               ELECTRONIC EQUIPMENT MANUFACTURERS - 0.4%
   1,921,612   VeriFone, Inc. .................................     B1        B+         6.24%         6/30/11         1,931,220
                                                                                                                   -------------
               ELECTRONIC MANUFACTURING SERVICES - 0.2%
   1,000,000   Cinram International Inc. ......................     Ba3       BB         6.12%         9/30/09         1,007,292
                                                                                                                   -------------
               TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                                2,938,512
                                                                                                                   -------------
     ENERGY EQUIPMENT & SERVICES - 3.2%
               OIL & GAS EQUIPMENT & SERVICES - 3.2%
   5,147,169   Ferrell Companies, Inc. ........................     NR        NR      7.39%-9.50%     12/17/11         5,256,547
   3,000,000   Key Energy Services, Inc. ......................     B1        B-      7.02%-7.28%      6/30/12         3,039,999
   7,000,000   Targa Resources, Inc. ..........................     Ba3       B+      6.47%-6.66%     10/31/12         7,035,000
                                                                                                                   -------------
               TOTAL ENERGY EQUIPMENT & SERVICES                                                                      15,331,546
                                                                                                                   -------------

                       See Notes to Financial Statements.                 Page 7

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

                                                                     BANK LOAN
 PRINCIPAL                                                            RATINGS+                         STATED         MARKET
   VALUE                        DESCRIPTION~                        MOODY'S  S&P        COUPON        MATURITY*        VALUE
------------   ------------------------------------------------    --------------    -------------    ---------    -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS**- CONTINUED

     FOOD & STAPLES RETAILING - 1.8%
               DRUG RETAIL - 0.8%
$  3,859,637   The Jean Coutu Group (PJC) Inc. ................      B1      BB-         6.50%         7/30/11     $   3,883,158
                                                                                                                   -------------
               FOOD DISTRIBUTORS - 1.0%
   1,970,000   Golden State Foods Corp. .......................    NR(a)    NR(a)        5.99%         2/25/11         1,984,775
   3,000,000   Nash Finch Company .............................      B1       B+         6.50%        11/12/10         3,007,500
                                                                                                                   -------------
                                                                                                                       4,992,275
                                                                                                                   -------------
               TOTAL FOOD & STAPLES RETAILING                                                                          8,875,433
                                                                                                                   -------------
     FOOD PRODUCTS - 5.9%
               AGRICULTURAL PRODUCTS - 1.9%
   1,995,000   Chiquita Brands, L.L.C. ........................      B1      BB-         6.20%         6/08/12         2,005,807
   7,000,000   Dole Food Company, Inc. (c) ....................      B3       B          9.44%         7/22/10         7,192,500
                                                                                                                   -------------
                                                                                                                       9,198,307
                                                                                                                   -------------
               PACKAGED FOODS & MEATS - 4.0%
   7,888,348   Keystone Foods Holdings LLC ....................    NR(a)    NR(a)     5.81%-6.00%      6/16/11         7,973,803
   8,917,444   OSI Group LLC ..................................    NR(a)    NR(a)        6.02%         9/02/11         9,014,046
   2,000,000   THL Food Products Company ......................      B1       B+         6.17%        11/21/10         2,025,000
                                                                                                                   -------------
                                                                                                                      19,012,849
                                                                                                                   -------------
               TOTAL FOOD PRODUCTS                                                                                    28,211,156
                                                                                                                   -------------
     HEALTH CARE PROVIDERS & SERVICES - 8.7%
               HEALTH CARE DISTRIBUTORS - 0.6%
   3,000,000   CCS Medical, Inc. ..............................      B3       B          7.50%         9/30/12         2,961,249
                                                                                                                   -------------
               HEALTH CARE FACILITIES - 0.8%
     929,064   Lifepoint Hospitals, Inc. ......................     Ba3       BB         6.19%         4/15/12           933,564
   2,967,544   Select Medical Corp. (d) .......................      B1      BB-      5.78%-7.75%      2/24/12         2,966,719
                                                                                                                   -------------
                                                                                                                       3,900,283
                                                                                                                   -------------
               HEALTH CARE SERVICES - 5.3%
   5,920,101   CHS/Community Health
                  Systems, Inc. ...............................     Ba3      BB-      5.97%-6.16%      8/19/11         5,985,470
   4,803,922   DaVita Inc. ....................................      B1      BB-      6.35%-6.64%     10/05/12         4,867,972
   3,000,000   Team Finance, LLC ..............................      B2       B+         6.88%        11/23/12         3,018,750
   6,461,731   US Oncology Holdings, Inc. .....................      B1       B+      5.94%-6.69%      8/20/11         6,526,348
   5,080,100   VWR International, Inc. ........................      B2       B+         6.69%         4/07/11         5,137,252
                                                                                                                   -------------
                                                                                                                      25,535,792
                                                                                                                   -------------
               MANAGED HEALTH CARE - 2.0%
   4,438,800   IASIS Healthcare Corp. .........................      B1       B+      6.27%-6.30%      6/22/11         4,495,208
   2,962,500   Medcath Holdings Corp. .........................      B2       B+      6.77%-8.25%      6/30/11         2,977,313
   1,985,000   Vanguard Health Systems, Inc. ..................      B2       B          6.21%         9/23/11         2,007,331
                                                                                                                   -------------
                                                                                                                       9,479,852
                                                                                                                   -------------
               TOTAL HEALTH CARE PROVIDERS & SERVICES                                                                 41,877,176
                                                                                                                   -------------

Page 8                 See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

                                                                      BANK LOAN
  PRINCIPAL                                                           RATINGS+                          STATED         MARKET
    VALUE                        DESCRIPTION~                        MOODY'S S&P         COUPON       MATURITY*        VALUE
------------   ------------------------------------------------    --------------    -------------    ---------    -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS**- CONTINUED

     HOTELS, RESTAURANTS & LEISURE - 9.3%
               CASINOS & GAMING - 6.6%
$  5,925,000   Boyd Gaming Corp. ..............................     Ba2      BB       5.52%-5.70%      6/30/11     $   5,984,250
   2,995,000   CCM Merger, Inc. ...............................     B1       B+       5.96%-6.39%      10/21/12        3,011,473
   2,857,143   Columbia Entertainment .........................    NR(a)    NR(a)        6.66%         10/24/11        2,878,571
   3,580,339   Global Cash Access, Inc. .......................     B2       B+          6.47%         3/10/10         3,625,093
   7,940,000   Marina District Finance
                  Company, Inc. ...............................      NR       NR          5.91%        10/20/11        7,999,550
   2,000,000   Penn National Gaming, Inc. .....................     Ba3      BB-      5.97%-6.26%      10/03/12        2,023,750
   6,000,000   Pinnacle Entertainment, Inc. ...................     B1       BB-         7.22%         8/27/10         6,030,000
                                                                                                                   -------------
                                                                                                                      31,552,687
                                                                                                                   -------------
               HOTELS, RESORTS & CRUISE LINES - 1.3%
   6,273,305   OpBiz, LLC .....................................     B3       B-          7.05%         8/31/10         6,257,622
                                                                                                                   -------------
               LEISURE FACILITIES - 1.4%
   6,858,931   American Skiing Company ........................     NR       NR       8.62%-9.06%      11/24/10        6,893,226
                                                                                                                   -------------
               TOTAL HOTELS, RESTAURANTS & LEISURE                                                                    44,703,535
                                                                                                                   -------------
     HOUSEHOLD DURABLES - 5.1%
               HOMEBUILDING - 4.6%
   2,038,576   Kyle Acquisition Group, LLC ....................    NR(a)    NR(a)        6.06%         7/20/08         2,051,317
   2,775,964   Kyle Acquisition Group, LLC ....................    NR(a)    NR(a)        6.06%         7/20/10         2,793,314
  11,353,445   Lake at Las Vegas Joint Venture ................     B2       B+       6.91%-7.04%      11/01/09       11,415,889
   1,000,000   Technical Olympic USA, Inc. ....................    NR(a)     NR          7.19%         8/01/08         1,008,750
   5,000,000   Technical Olympic USA, Inc.,
                  (Mezzanine Debt) (c) ........................    NR(a)     NR          9.69%         8/01/09         5,000,000
                                                                                                                   -------------
                                                                                                                      22,269,270
                                                                                                                   -------------
               HOUSEWARES & SPECIALTIES - 0.5%
   2,316,237   Visant Holding Corp. ...........................     B1       B+       5.94%-6.19%      10/04/11        2,346,638
                                                                                                                   -------------
               TOTAL HOUSEHOLD DURABLES                                                                               24,615,908
                                                                                                                   -------------
     INDUSTRIAL CONGLOMERATES - 1.5%
               INDUSTRIAL CONGLOMERATES - 1.5%
   2,977,500   Goodman Global Holdings, Inc. ..................     B2       B+          6.38%         12/23/11        3,017,199
   1,000,000   Mueller Group, Inc. ............................     B2       B+       6.30%-6.66%      10/03/12        1,011,964
     942,078   Rexnord Corp. ..................................     B1       B+       6.07%-6.30%      12/31/11          951,892
   1,965,075   Roller Bearing Corp. ...........................    NR(a)    NR(a)     6.84%-8.25%      7/01/11         1,977,357
                                                                                                                   -------------
               TOTAL INDUSTRIAL CONGLOMERATES                                                                          6,958,412
                                                                                                                   -------------
     INSURANCE - 0.9%
               LIFE & HEALTH INSURANCE - 0.9%
   4,365,894   Conseco, Inc. ..................................     B2       BB-         6.14%         6/22/10         4,404,096
                                                                                                                   -------------
               TOTAL INSURANCE                                                                                         4,404,096
                                                                                                                   -------------
     INTERNET SOFTWARE & SERVICES - 1.3%
               INTERNET SOFTWARE & SERVICES - 1.3%
   5,985,000   SunGard Data Systems Inc. ......................     B1       B+       6.68%-6.81%      2/11/13         6,021,724
                                                                                                                   -------------
               TOTAL INTERNET SOFTWARE & SERVICES                                                                      6,021,724
                                                                                                                   -------------

                       See Notes to Financial Statements.                 Page 9

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

                                                                      BANK LOAN
  PRINCIPAL                                                           RATINGS+                          STATED         MARKET
    VALUE                        DESCRIPTION~                        MOODY'S S&P         COUPON       MATURITY*        VALUE
------------   ------------------------------------------------    --------------    -------------    ---------    -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS**- CONTINUED

     IT SERVICES - 4.0%
               DATA PROCESSING & OUTSOURCED SERVICES - 0.6%
$    995,000   Fidelity National Information
                  Solutions, Inc. .............................     Ba3      BB          5.61%         3/09/11     $     995,089
   1,908,108   Fidelity National Information
                  Solutions, Inc. .............................     Ba3      BB          5.86%         3/09/13         1,913,220
                                                                                                                   -------------
                                                                                                                       2,908,309
                                                                                                                   -------------
               IT CONSULTING & OTHER SERVICES - 3.4%
   3,128,402   Alion Science and
                  Technology Corp. ............................      B1      B+       6.27%-6.45%      8/02/09         3,112,760
     963,351   Apptis (DE), Inc. ..............................      B2      B+       7.45%-9.25%      1/05/10           966,963
     994,950   CACI International Inc. ........................     Ba2      BB       5.04%-5.43%      5/03/11         1,004,070
   8,955,000   DynCorp International LLC ......................      B2      B+       6.69%-6.81%      2/11/11         8,955,000
   2,125,000   Wyle Laboratories, Inc. (c) ....................    NR(a)     B-         10.77%         7/28/11         2,154,219
                                                                                                                   -------------
                                                                                                                      16,193,012
                                                                                                                   -------------
               TOTAL IT SERVICES                                                                                      19,101,321
                                                                                                                   -------------
     LEISURE EQUIPMENT & PRODUCTS - 0.8%
               LEISURE PRODUCTS - 0.8%
   4,000,000   Brooklyn Basketball, LLC (d) ...................      NR      NR          7.69%         6/16/08         3,990,000
                                                                                                                   -------------
               TOTAL LEISURE EQUIPMENT & PRODUCTS                                                                      3,990,000
                                                                                                                   -------------
     MACHINERY - 0.7%
               INDUSTRIAL MACHINERY - 0.7%
   2,397,215   Invensys International
                  Holdings Ltd. ...............................     Ba3      B+          7.79%         9/05/09         2,424,184
   1,000,000   Invensys International
                  Holdings Ltd. (c) ...........................      B1      B+          8.53%         12/05/09        1,022,500
                                                                                                                   -------------
               TOTAL MACHINERY                                                                                         3,446,684
                                                                                                                   -------------
     MEDIA - 25.2%
               ADVERTISING - 0.4%
   2,097,222   Adams Outdoor Advertising, LP ..................      B1      B+          6.20%         10/18/12        2,123,437
                                                                                                                   -------------
               BROADCASTING & CABLE TV - 13.7%
   3,950,000   Bragg Communications, Inc. .....................    NR(a)     NR          6.24%         8/31/11         3,999,375
  17,380,000   Century Cable Holdings, LLC ....................      NR      NR          9.00%         6/30/09        17,051,014
  12,983,858   Charter Communications
                  Operating, LLC ..............................      B2       B          7.25%         4/27/10        12,951,398
   1,333,333   DIRECTV Holdings LLC ...........................     Ba1      BB       5.39%-5.64%      4/13/13         1,344,723
     902,724   Mediacom Illinois, LLC,
                  (Revolving Credit) ..........................     Ba3      BB-      0.63%-7.50%      9/30/11           872,821
     204,046   MMC Georgia LLC,
                  (Revolving Credit) ..........................     Ba3      BB-      0.50%-7.50%      3/31/10           198,435
   2,975,019   NEP Supershooters, L.P. ........................      B1       B          7.52%         2/03/11         2,991,753
   1,000,000   NextMedia Operating, Inc. (c) ..................      B3     CCC+         8.62%         11/15/13        1,009,583
   5,993,932   PanAmSat Corp. .................................      B1      BB+         5.86%         8/20/11         6,059,757
   2,487,500   Rainbow Media Holdings LLC .....................      B1      B+       7.00%-7.19%      3/31/12         2,505,535
   3,000,000   Raycom Media, Inc. .............................      NR      NR          5.88%         10/06/11        3,000,000
   4,500,000   Raycom Media, Inc. .............................      NR      NR          6.06%         4/06/12         4,500,000

Page 10                See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

                                                                      BANK LOAN
  PRINCIPAL                                                           RATINGS+                          STATED         MARKET
    VALUE                        DESCRIPTION~                        MOODY'S S&P        COUPON        MATURITY*        VALUE
------------   ------------------------------------------------    --------------    -------------    ---------    -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS**- CONTINUED

     MEDIA- (CONTINUED)
               BROADCASTING & CABLE TV - (CONTINUED)
$  4,000,000   UPC Distribution Holding B.V. ..................      B1       B          7.19%         12/31/11    $   4,041,000
   5,000,000   UPC Distribution Holding B.V. ..................      B1       B          6.55%         9/30/12         5,037,500
                                                                                                                   -------------
                                                                                                                      65,562,894
                                                                                                                   -------------
               MOVIES & ENTERTAINMENT - 5.8%
   6,893,611   Loews Cineplex
                  Entertainment Corp. .........................      B1       B       6.34%-6.35%      6/30/11         6,914,078
   7,000,000   Metro-Goldwyn-Mayer
                  Holdings II, Inc. ...........................    NR(a)    NR(a)        6.27%         4/08/12         7,039,774
   3,820,307   Regal Cinemas Corp. ............................     Ba3      BB-         6.02%         11/10/10        3,856,917
   9,854,870   WMG Acquisition Corp. ..........................      B1      B+       6.19%-6.59%      3/01/11         9,949,901
                                                                                                                   -------------
                                                                                                                      27,760,670
                                                                                                                   -------------
               PUBLISHING - 5.3%
   5,176,471   CBD Media, LLC .................................      B1      B           6.62%         12/31/09        5,234,706
   2,129,045   Freedom Communications, Inc. ...................     Ba3      BB       5.37%-5.53%      5/18/12         2,139,690
   1,984,975   Media News Group, Inc. .........................     Ba3      BB          5.47%         12/30/10        1,984,975
   4,000,000   Newspaper Holdings, Inc. .......................      NR      NR          5.63%         8/24/12         4,017,500
   1,948,655   Nexstar Broadcasting, Inc. .....................     Ba3      B+          5.77%         10/01/12        1,958,398
   1,500,000   PBI Media, Inc. (c) ............................      B3     CCC+         10.24%        9/30/13         1,485,000
   1,000,000   PRIMEDIA Inc. ..................................      B2      B           6.34%         9/30/13           985,750
   5,817,568   RH Donnelley Inc. ..............................     Ba3      BB       5.52%-5.86%      6/30/11         5,837,144
   2,000,000   WCP Exposition Services, LLC ...................      NR      NR       7.55%-7.72%      8/29/11         2,012,500
                                                                                                                   -------------
                                                                                                                      25,655,663
                                                                                                                   -------------
               TOTAL MEDIA                                                                                           121,102,664
                                                                                                                   -------------
     METALS & MINING - 2.9%
               ALUMINUM - 1.3%
   6,061,538   Novelis Corp. ..................................     Ba2      BB-         6.01%         1/07/12         6,118,365
                                                                                                                   -------------
               DIVERSIFIED METALS & MINING - 1.0%
   2,977,500   Murray Energy Corp. and
                  Coal Resources, Inc. ........................      B3     NR(a)        7.22%         1/28/10         2,981,222
   2,000,000   PinnOak Resources ..............................      B3      B           9.25%         11/15/12        2,005,000
                                                                                                                   -------------
                                                                                                                       4,986,222
                                                                                                                   -------------
               PRECIOUS METALS & MINERALS - 0.6%
   2,925,000   Carmeuse Lime, Inc. ............................      NR      NR          6.00%         5/02/11         2,939,625
                                                                                                                   -------------
               TOTAL METALS & MINING                                                                                  14,044,212
                                                                                                                   -------------
     MULTI-UTILITIES & UNREGULATED POWER - 2.3%
               MULTI-UTILITIES & UNREGULATED POWER - 2.3%
     995,000   KGEN, LLC ......................................      B2      B           6.65%         8/05/11           990,025
  10,384,430   KGEN, LLC (c) ..................................      B3      B-          13.02%        8/05/11        10,280,586
                                                                                                                   -------------
               TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                              11,270,611
                                                                                                                   -------------

                       See Notes to Financial Statements.                Page 11

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

                                                                      BANK LOAN
  PRINCIPAL                                                           RATINGS+                          STATED         MARKET
    VALUE                        DESCRIPTION~                        MOODY'S S&P         COUPON       MATURITY*        VALUE
------------   ------------------------------------------------    --------------    -------------    ---------    -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS**- CONTINUED

     OIL & GAS - 8.5%
               OIL & GAS EXPLORATION & PRODUCTION - 3.1%
$  5,970,000   ATP Oil & Gas Corp. ............................      NR      NR       9.37%-9.84%      4/14/10     $   6,149,100
   1,930,000   Mainline, L.P. .................................     Ba3     NR(a)        6.30%         12/17/11        1,949,300
   4,581,888   Plains Resources Inc. ..........................     Ba2      BB          6.40%         8/12/11         4,621,980
   1,910,521   SemCrude, L.P. .................................     Ba3      B        5.87%-7.75%      3/16/11         1,929,626
                                                                                                                   -------------
                                                                                                                      14,650,006
                                                                                                                   -------------
               OIL & GAS REFINING, MARKETING & TRANSPORTATION - 5.4%
   4,250,000   Alon USA, Inc. .................................     B2        B         10.64%         12/16/08        4,356,250
   1,000,000   Calumet Lubricants Company .....................     B2        B+      7.83%-7.84%      11/10/12        1,000,000
   5,000,000   Cheniere LNG Holdings, LLC .....................     NR        BB      6.77%-6.95%      8/31/12         5,023,440
   7,982,775   El Paso Corp. ..................................     B3        B          6.61%         11/23/09        8,006,061
   1,000,000   EPCO Holdings, Inc. ............................     Ba3       B+      6.41%-6.60%      8/18/10         1,013,438
   5,000,000   Hawkeye Renewables, LLC ........................     B2        B          6.93%         1/31/12         4,950,000
     992,500   Regency Gas Service LLC ........................     B1        B+         6.78%         6/01/10           997,462
     750,000   Western Refining Company .......................     B2       BB-         6.72%         7/27/12           750,000
                                                                                                                   -------------
                                                                                                                      26,096,651
                                                                                                                   -------------
               TOTAL OIL & GAS                                                                                        40,746,657
                                                                                                                   -------------
     PAPER & FOREST PRODUCTS - 0.8%
               FOREST PRODUCTS - 0.4%
   1,677,375   Koch Cellulose, LLC ............................     Ba3       BB      5.59%-5.77%      5/07/11         1,682,966
                                                                                                                   -------------
               PAPER PRODUCTS - 0.4%
   1,945,152   Solo Cup Company ...............................     B1        B+      6.52%-6.72%      2/27/11         1,954,877
                                                                                                                   -------------
               TOTAL PAPER & FOREST PRODUCTS                                                                           3,637,843
                                                                                                                   -------------
     PHARMACEUTICALS - 1.6%
               PHARMACEUTICALS - 1.6%
   7,549,511   Warner Chilcott Corp. ..........................     B2        B       6.77%-7.01%      1/18/12         7,537,379
                                                                                                                   -------------
               TOTAL PHARMACEUTICALS                                                                                   7,537,379
                                                                                                                   -------------
     REAL ESTATE - 11.9%
               REAL ESTATE INVESTMENT TRUSTS - 2.8%
     937,368   Lion Gables Realty, L.P. .......................     Ba2      BB+         5.84%         9/30/06           940,689
     922,222   Maguire Properties, Inc. .......................     Ba2       BB         5.84%         3/15/10           927,218
   9,523,077   The Macerich Partnership, L.P. .................     NR      NR(a)        5.85%         4/26/06         9,523,077
   2,000,000   The Macerich Partnership, L.P. .................     NR      NR(a)        7.50%         4/26/10         2,008,334
                                                                                                                   -------------
                                                                                                                      13,399,318
                                                                                                                   -------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT - 9.1%
   1,881,241   CB Richard Ellis Services, Inc. ................     Ba3       B+      5.62%-6.54%      3/31/10         1,895,351
   6,915,354   General Growth Properties, Inc. ................     Ba2      BB+         5.87%         11/12/07        6,927,456
   2,980,772   General Growth Properties, Inc. ................     Ba2      BB+         6.22%         11/12/08        2,997,167
   1,000,000   Kuilima Resort Company (c) .....................    NR(a)    NR(a)       10.72%         9/30/11         1,005,000
   6,859,790   LNR Property Corp. .............................     B2        B+      7.09%-7.26%      2/03/08         6,884,286
  12,000,000   LNR Property Corp.,
                  (Mezzanine Debt) (d) (e) ....................     NR        NR      8.59%-8.76%      2/03/08        12,075,000
   4,985,000   Palmdale Hills Property, LLC ...................     B1        B+      7.16%-7.24%      5/19/10         4,960,075
   3,000,000   Pivotal Promontory, LLC ........................    NR(a)    NR(a)        6.97%         8/31/10         3,000,000

Page 12                See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

                                                                      BANK LOAN
  PRINCIPAL                                                           RATINGS+                          STATED         MARKET
    VALUE                        DESCRIPTION~                        MOODY'S S&P         COUPON       MATURITY*        VALUE
------------   ------------------------------------------------    --------------    -------------    ---------    -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS**- CONTINUED

     REAL ESTATE- (CONTINUED)
               REAL ESTATE MANAGEMENT & DEVELOPMENT - (CONTINUED)
$    791,284   The Newkirk Master
                  Limited Partnership .........................    NR(a)    NR(a)     5.71%-7.50%      8/11/08     $     796,724
   2,000,000   The Rhodes Companies, LLC ......................     Ba3      B+          7.39%         11/21/10        1,970,000
   1,000,000   Yellowstone Development, LLC ...................    NR(a)    NR(a)        6.60%         9/30/10         1,000,000
                                                                                                                   -------------
                                                                                                                      43,511,059
                                                                                                                   -------------
               TOTAL REAL ESTATE                                                                                      56,910,377
                                                                                                                   -------------
     SPECIALTY RETAIL - 2.4%
               APPAREL RETAIL - 0.4%
   1,000,000   The Neiman Marcus Group, Inc. ..................      B1      B+          6.48%         4/06/13         1,003,636
     937,500   The William Carter Company .....................      B1      BB       5.65%-5.81%      7/14/12           946,875
                                                                                                                   -------------
                                                                                                                       1,950,511
                                                                                                                   -------------
               SPECIALTY STORES - 2.0%
   1,985,000   Dollarama Group L.P. ...........................    NR(a)    NR(a)        6.49%         11/18/11        2,012,294
   4,350,651   Harbor Freight Tools USA, Inc. .................    NR(a)    NR(a)     6.62%-6.65%      7/15/10         4,389,807
   3,000,000   TravelCenters of America, Inc. .................      B1      BB       5.62%-5.77%      12/01/11        3,030,000
                                                                                                                   -------------
                                                                                                                       9,432,101
                                                                                                                   -------------
               TOTAL SPECIALTY RETAIL                                                                                 11,382,612
                                                                                                                   -------------
     TRANSPORTATION INFRASTRUCTURE - 1.4%
               MARINE PORTS & SERVICES - 1.4%
   4,907,651   Horizon Lines Holding LLC ......................      B2      B+          6.27%         7/07/11         4,958,774
   2,000,000   Sirva Worldwide, Inc. ..........................      B2      B+       8.08%-8.10%      12/08/10        1,903,334
                                                                                                                   -------------
               TOTAL TRANSPORTATION INFRASTRUCTURE                                                                     6,862,108
                                                                                                                   -------------
     WIRELESS TELECOMMUNICATION SERVICES - 2.3%
               WIRELESS TELECOMMUNICATION SERVICES - 2.3%
   4,000,000   AAT Communications Corp. .......................      B1      BB+         6.16%         7/27/12         4,047,500
   3,000,000   MetroPCS Wireless, Inc. ........................      NR      NR          8.25%         5/31/11         3,072,501
   4,000,000   Nextel Partners, Inc. ..........................     Ba3      B+          5.37%         5/31/12         4,010,832
                                                                                                                   -------------
               TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                              11,130,833
                                                                                                                   -------------

               TOTAL SENIOR FLOATING RATE TERM LOAN INTERESTS** ...............................................      697,696,471
                                                                                                                   -------------
               (Cost $695,728,677)

SENIOR FLOATING RATE NOTES - 4.8%

     HEALTH CARE PROVIDERS & SERVICES - 1.0%
               HEALTH CARE FACILITIES - 0.5%
   2,500,000   Select Medical
                  Holdings Corp. (d) (f) ......................      B1      B+          9.93%         9/15/15         2,475,000
                                                                                                                   -------------
               HEALTH CARE SERVICES - 0.5%
   2,500,000   US Oncology Holdings, Inc. (d) (f) .............     Caa1     B-          9.26%         3/15/15         2,433,250
                                                                                                                   -------------
               TOTAL HEALTH CARE PROVIDERS & SERVICES                                                                  4,908,250
                                                                                                                   -------------

                       See Notes to Financial Statements.                Page 13

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

                                                                      BANK LOAN
  PRINCIPAL                                                           RATINGS+                          STATED         MARKET
    VALUE                        DESCRIPTION~                        MOODY'S S&P         COUPON       MATURITY*        VALUE
------------   ------------------------------------------------    --------------    -------------    ---------    -------------
SENIOR FLOATING RATE NOTES - CONTINUED

     HOUSEHOLD DURABLES - 0.6%
               HOMEBUILDING - 0.6%
$  3,000,000   Builders Firstsource, Inc. (c) (f) .............      B3      B-          8.04%         2/15/12     $   3,023,280
                                                                                                                   -------------
               TOTAL HOUSEHOLD DURABLES                                                                                3,023,280
                                                                                                                   -------------
     MEDIA - 2.3%
               BROADCASTING & CABLE TV - 1.9%
   3,000,000   Intelsat, Ltd. (d) (f) .........................      B2      B+          8.70%         1/15/12         3,045,000
   6,000,000   Paxson Communications Corp. (f) ................      B1      B           6.90%         1/15/10         6,067,500
                                                                                                                   -------------
                                                                                                                       9,112,500
                                                                                                                   -------------
               MOVIES & ENTERTAINMENT - 0.4%
   2,000,000   AMC Entertainment, Inc. (f) ....................      B2      B-          8.59%         8/15/10         2,060,000
                                                                                                                   -------------
               TOTAL MEDIA                                                                                            11,172,500
                                                                                                                   -------------
     PHARMACEUTICALS - 0.9%
               PHARMACEUTICALS - 0.9%
   4,500,000   Elan Finance PLC (d) (f) .......................      B3      B           7.79%         11/15/11        4,162,500
                                                                                                                   -------------
               TOTAL PHARMACEUTICALS                                                                                   4,162,500
                                                                                                                   -------------

               TOTAL SENIOR FLOATING RATE NOTES ...............................................................       23,266,530
                                                                                                                   -------------
               (Cost $23,025,113)

REPURCHASE AGREEMENT - 4.1%
(Cost $19,600,000)

  19,600,000   Agreement with Wachovia Capital Markets, LLC, 3.96% dated 11/30/05, to be repurchased at $19,602,156 on 12/01/05, collateralized by $19,960,000
                  Federal Home Loan Bank, 4.27%, due 11/16/07 (Value $20,024,364)                                     19,600,000
                                                                                                                   -------------

               TOTAL INVESTMENTS - 154.2% .....................................................................      740,563,001
               (Cost $738,353,790) (b)

               NET OTHER ASSETS AND LIABILITIES - 1.2% ........................................................        5,728,405
                                                                                                                   -------------

               LOAN OUTSTANDING - (34.6)% .....................................................................     (166,000,000)
                                                                                                                   -------------
               PREFERRED SHARES, AT LIQUIDATION VALUE - (20.8)% ...............................................     (100,000,000)
                                                                                                                   -------------
               NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0% ..........................................    $ 480,291,406
                                                                                                                   =============

--------------
        o   All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.
      (a)   This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
      (b)   Aggregate cost for federal income tax and financial reporting purposes.
      (c)   This issue is secured by a second lien on the issuer's assets.
      (d)   This issue is unsecured.
      (e)   This issue's security interest is subordinated to other debt holders.
      (f)   Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (Note 2E).
      (g)   This borrower has filed for protection in a federal bankruptcy court.
        +   Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by
            Standard & Poor's Ratings Group are considered to be below investment grade.
       NR   Not Rated

Page 14                See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

       * Senior Loans generally are subject to mandatory and/or optional prepayment. Because of the mandatory prepayment conditions and because there may be significant economic incentives for a borrower to optionally prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be approximately 18-30 months.
      ** Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally
            (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.

                       See Notes to Financial Statements.                Page 15

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2005 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $738,353,790) ...........................................................................   $ 740,563,001
Cash .............................................................................................       2,275,358
Prepaid expenses .................................................................................          45,121
Receivables:
      Investment securities sold .................................................................       8,188,178
      Interest ...................................................................................       6,237,510
                                                                                                     -------------
      Total Assets ...............................................................................     757,309,168
                                                                                                     -------------
LIABILITIES:
Payables:
      Outstanding loan ...........................................................................     166,000,000
      Investment securities purchased ............................................................       9,799,085
      Interest and fees due on loan ..............................................................         654,775
      Investment advisory fees ...................................................................         464,905
      Accumulated unpaid dividends on Auction Market Preferred Shares ............................          51,042
      Administrative fees ........................................................................          30,959
      Offering costs .............................................................................           2,998
Accrued expenses and other liabilities ...........................................................          13,998
                                                                                                     -------------
   Total Liabilities .............................................................................     177,017,762
                                                                                                     -------------
AUCTION MARKET PREFERRED SHARES:
($0.01 par value, 4,000 shares issued with liquidation preference of $25,000 per share) ..........     100,000,000

NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS) ...................................................     480,291,406
                                                                                                     -------------

NET ASSETS INCLUDING AUCTION MARKET PREFERRED SHARES .............................................   $ 580,291,406
                                                                                                     =============
NET ASSETS CONSIST OF:
Undistributed net investment income ..............................................................   $   1,841,380
Accumulated net realized loss on investments sold ................................................      (4,102,568)
Net unrealized appreciation of investments .......................................................       2,209,211
Par value ........................................................................................         252,728
Paid-in capital ..................................................................................     480,090,655
                                                                                                     -------------
   Net Assets (Applicable to Common Shareholders) ................................................   $ 480,291,406
                                                                                                     =============

NET ASSET VALUE, applicable to Common Shares outstanding
   (par value $0.01 per Common Share) ............................................................   $       19.00
                                                                                                     =============
Number of Common Shares outstanding ..............................................................      25,272,768
                                                                                                     =============

Page 16                See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
Interest .........................................................................................   $  24,424,107
Other ............................................................................................         227,951
                                                                                                     -------------
      Total investment income ....................................................................      24,652,058
                                                                                                     -------------
EXPENSES:
Interest and fees on outstanding loan payable ....................................................       3,414,377
Investment advisory fees .........................................................................       2,816,445
Administration fees ..............................................................................         187,813
Auction Market Preferred Shares commission fees ..................................................         127,315
Audit and legal fees .............................................................................          85,555
Custodian fees ...................................................................................          50,897
Trustees' fees and expenses ......................................................................          21,076
Other ............................................................................................         135,824
                                                                                                     -------------
   Total expenses ................................................................................       6,839,302
                                                                                                     -------------
NET INVESTMENT INCOME ............................................................................      17,812,756
                                                                                                     -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
Realized gain/(loss) on investments during the period ............................................      (3,364,189)
Net change in unrealized appreciation/(depreciation) of investments during the period ............       3,810,093
                                                                                                     -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..................................................         445,904
                                                                                                     -------------
AUCTION MARKET PREFERRED SHARE DIVIDENDS .........................................................      (1,785,866)
                                                                                                     -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............................................   $  16,472,794
                                                                                                     =============

                       See Notes to Financial Statements.                Page 17

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                        ENDED           PERIOD
                                                                                                       11/30/05         ENDED
                                                                                                     (UNAUDITED)      5/31/2005
                                                                                                    -------------   -------------
OPERATIONS:
Net investment income ...........................................................................   $  17,812,756   $  23,973,237
Net realized gain/(loss) on investments during the period .......................................      (3,364,189)        807,812
Net change in unrealized appreciation/(depreciation) of investments during the period ...........       3,810,093      (1,120,791)
Distributions to Preferred Shareholders:
   Dividends paid from net investment income ....................................................      (1,785,866)     (1,874,287)
                                                                                                    -------------   -------------
Net increase in net assets resulting from operations ............................................      16,472,794      21,785,971

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
   Dividends paid from net investment income ....................................................     (14,966,533)    (22,864,118)
                                                                                                    -------------   -------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
   APPLICABLE TO COMMON SHARES ..................................................................       1,506,261      (1,078,147)
                                                                                                    -------------   -------------
CAPITAL TRANSACTIONS:
Value of 42,532 shares reinvested ...............................................................           --            809,437
Net proceeds from sale of 2,225,000 Common Shares ...............................................           --         41,108,540
                                                                                                    -------------   -------------
Total capital transactions ......................................................................           --         41,917,977
                                                                                                    -------------   -------------
Net increase in net assets ......................................................................       1,506,261      40,839,830

NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS):
Beginning of period .............................................................................     478,785,145     437,945,315
                                                                                                    -------------   -------------
End of period ...................................................................................   $ 480,291,406   $ 478,785,145
                                                                                                    =============   =============
Undistributed net investment income at end of period ............................................   $   1,841,380   $     781,023
                                                                                                    =============   =============

Page 18                See Notes to Financial Statements.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations .................................   $  16,472,794
   Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities:
   Decrease in investments, at value* ...................................................      13,231,817
   Increase in interest receivable ......................................................      (1,047,982)
   Increase in prepaid expenses .........................................................         (29,623)
   Decrease in receivable for investment securities sold ................................       8,320,831
   Decrease in payable for investment securities purchased ..............................      (4,345,077)
   Decrease in accumulated unpaid dividends on Auction Market Preferred Shares ..........         (71,262)
   Increase in interest and fees due on loan ............................................         109,820
   Decrease in investment advisory fees payable .........................................         (19,492)
   Decrease in administrative fees payable ..............................................          (1,245)
   Decrease in accrued expenses and other liabilities ...................................        (295,180)
                                                                                            -------------
CASH PROVIDED BY OPERATING ACTIVITIES ...................................................                   $  32,325,401

CASH FLOWS FROM FINANCING ACTIVITIES:
   Distributions to Common Shareholders from net investment income ......................     (14,966,533)
   Decrease in loan outstanding .........................................................     (21,000,000)
                                                                                            -------------
CASH USED BY FINANCING ACTIVITIES .......................................................                     (35,966,533)
                                                                                                            -------------
Decrease in cash ........................................................................                      (3,641,132)
Cash at beginning of period .............................................................                       5,916,490
                                                                                                            -------------

CASH AT END OF PERIOD ...................................................................                   $   2,275,358
                                                                                                            =============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
   Cash paid during the period for interest .............................................                   $   3,304,557

----------
* Includes net change in unrealized appreciation on investments of $3,810,093.

                       See Notes to Financial Statements.                Page 19

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               SIX MONTHS
                                                                                  ENDED           YEAR         PERIOD
                                                                               11/30/2005        ENDED          ENDED
                                                                               (UNAUDITED)     5/31/2005     5/31/2004*
                                                                               -----------     ----------    -----------
Net asset value, beginning of period .......................................   $     18.94     $    19.04    $     19.10
                                                                               -----------     ----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ...............................................          0.70           0.95          (0.00)#
Net realized and unrealized gain/(loss) on investments .....................          0.02          (0.02)         (0.02)
Distributions paid to AMP*** Shareholders:
   Dividends paid from net investment income ...............................         (0.07)         (0.07)         --
                                                                               -----------     ----------    -----------
Total from investment operations ...........................................          0.65           0.86          (0.02)
                                                                               -----------     ----------    -----------
DISTRIBUTIONS PAID TO COMMON SHAREHOLDERS:
   Dividends paid from net investment income ...............................         (0.59)         (0.91)         --
                                                                               -----------     ----------    -----------
Dilutive impact from the offering of AMP Shares++ ..........................         --             (0.05)         --
                                                                               -----------     ----------    -----------
Common Share offering costs charged to paid-in capital .....................         --             --             (0.04)
                                                                               -----------     ----------    -----------
Net asset value, end of period .............................................   $     19.00     $    18.94    $     19.04
                                                                               ===========     ==========    ===========
Market value, end of period ................................................   $     16.73     $    17.89    $     20.01
                                                                               ===========     ==========    ===========
TOTAL RETURN BASED ON NET ASSET VALUE (A)+ .................................          3.77%          4.38%         (0.31)%
                                                                               ===========     ==========    ===========
TOTAL RETURN BASED ON MARKET VALUE (B)+ ....................................         (3.26)%        (6.20)%         0.05%
                                                                               ===========     ==========    ===========

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON SHAREHOLDERS:
Ratio of expenses to average net assets excluding interest expense .........          1.42%**        1.30%          1.44%**
Ratio of expenses to average net assets ....................................          2.83%**        2.02%         --
Ratio of net investment income/(loss) to average net assets ................          7.38%**        5.01%         (0.76)%**
Ratio of net investment income to average net assets
  net of AMP dividends (f) .................................................          6.67%**        4.59%           N/A

SUPPLEMENTAL DATA:
Portfolio turnover rate ....................................................         28.27%        115.24%          0.00%
Net assets, end of period (in 000's) .......................................   $   480,291     $  478,785    $   437,945
----------------------------------------------------------------------------
Ratio of expenses to total average Managed Assets excluding interest
expense ....................................................................          0.91%**        0.92%          1.44%**
Ratio of expenses to total average Managed Assets ..........................          1.82%**        1.43%           N/A

SENIOR SECURITIES:
Total AMP Shares Outstanding ...............................................         4,000          4,000            N/A
Liquidation and market value per AMP share (c) .............................   $    25,013     $   25,031            N/A
Asset coverage per share (d) ...............................................   $   186,573     $  191,446            N/A
Loan outstanding (in 000's) ................................................   $   166,000     $  187,000            N/A
Asset coverage per $1,000 of loan outstanding (e) ..........................   $     4,496     $    4,095            N/A
----------------------------------------------------------------------------

*     The Fund commenced operations on May 18, 2004.
**    Annualized.
***   Auction Market Preferred Shares.
(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market price per share, all based on Common Share market price per share.
(c)   Includes accumulated and unpaid dividends.
(d) Calculated by subtracting the Fund's total liabilities (not including the AMP Shares and loan outstanding) from the Fund's total assets, and dividing this by the number of AMP Shares outstanding.
(e) Calculated by subtracting the Fund's total liabilities (not including the AMP Shares and loan outstanding) from the Fund's total assets, and dividing this by the amount of loan outstanding.
(f) The net investment income ratio reflects income net of operating expenses and payments and changes in unpaid dividends to AMP Shareholders.
+     Total return is not annualized for periods less than one year.
++ The expenses associated with the offering of the AMP Shares had a $(0.05) impact on the Common Share NAV.
N/A   Not Applicable

Page 20                See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2005 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FCT on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund will attempt to preserve capital. The Fund will pursue these objectives through investment in a portfolio of senior secured floating rate corporate loans ("Senior Loans"). There can be no assurance that the Fund will achieve its investment objectives. Investment in Senior Loans involves credit risk and, during periods of generally declining credit quality, it may be particularly difficult for the Fund to achieve its secondary investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets (the value of securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2005 (UNAUDITED)

B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded loan commitments of approximately $6,267,764 as of November 30, 2005. The Fund is obligated to fund these loan commitments at the borrower's discretion. Net unrealized depreciation of $64,955 from these commitments is included in "Accrued expenses and other liabilities" on the Statement of Assets and Liabilities.

E. RESTRICTED SECURITIES:

The Fund may invest a portion of its assets in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. The Fund currently holds the restricted securities shown in the following table. These securities are valued using market quotations according to the valuation procedures as stated in the Portfolio Valuation section (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                         CARRYING COST
                                 ACQUISITION    PRINCIPAL     CARRYING   AT ACQUISITION      MARKET         % OF
SECURITY                            DATE          VALUE        VALUE          DATE           VALUE       NET ASSETS
-------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.            9/20/05     $  2,000,000    103.00        102.25       $  2,060,000      0.43%
Builders Firstsource, Inc.          2/8/05        3,000,000    100.78        100.00          3,023,280      0.63%
Elan Finance PLC                    3/2/05        3,000,000     92.50         86.50          2,775,000      0.58%
Elan Finance PLC                   3/31/05        1,000,000     92.50         75.75            925,000      0.19%
Elan Finance PLC                    8/9/05          500,000     92.50         90.50            462,500      0.10%
Intelsat, Ltd.                     2/14/05        3,000,000    101.50        103.50          3,045,000      0.63%
Paxson Communications Corp.         6/3/04        1,000,000    101.13        100.13          1,011,250      0.21%
Paxson Communications Corp.         6/2/04        2,000,000    101.13        100.13          2,022,500      0.42%
Paxson Communications Corp.        6/16/04        1,000,000    101.13        100.75          1,011,250      0.21%
Paxson Communications Corp.       10/15/04        2,000,000    101.13        100.94          2,022,500      0.42%
Select Medical Holdings Corp.      9/16/05        1,500,000     99.00        100.00          1,485,000      0.31%
Select Medical Holdings Corp.      9/19/05        1,000,000     99.00        100.25            990,000      0.21%
US Oncology Holdings, Inc.          8/4/05        1,000,000     97.33         96.50            973,300      0.20%
US Oncology Holdings, Inc.          8/5/05        1,500,000     97.33         96.63          1,459,950      0.30%
                                               ------------                               ------------      ----
                                               $ 23,500,000                               $ 23,266,530      4.84%
                                               ============                               ============      ====

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2005 (UNAUDITED)

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with the financing associated with leverage. If the Fund recognizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and Auction Market Preferred Shares ("AMP Shares") issued by the Fund in proportion to the total dividends paid for the year. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal year ended May 31, 2005 was as follows:

                                                 2005
                                             -------------
Distributions paid from:

Ordinary Income ..........................   $  24,738,405

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income ............   $   1,499,092
Net Unrealized Depreciation ..............   $  (2,494,455)

G. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

H. EXPENSES:

The Fund will pay all expenses directly related to its operations.

I. COMMON SHARE ORGANIZATION AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and Four Corners Capital Management, LLC ("Four Corners" or the "Sub-Advisor") have paid all organization expenses and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's estimated share of Common Share offering costs, $920,000 and $89,209, in fiscal years 2004 and 2005, respectively, was recorded as a reduction of the proceeds from the sale of Common Shares.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage, L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.75% of the Fund's Managed Assets, the average daily gross asset value of the Fund minus the sum of the Fund's accrued and unpaid dividends on any outstanding AMP Shares and accrued liabilities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2005 (UNAUDITED)

Four Corners serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. Four Corners receives a portfolio management fee of 0.38% of Managed Assets that is paid monthly by First Trust from its investment advisory fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Deutsche Bank Trust Company Americas, a wholly-owned subsidiary of Deutsche Bank AG ("Auction Agent"), serves as the Fund's AMP Share transfer agent, registrar, dividend disbursing agent and redemption agent.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended November 30, 2005, were $211,890,328 and $252,834,557, respectively.

As of November 30, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,713,348 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,504,137.

                                5. COMMON SHARES

As of November 30, 2005, 25,272,768 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares have been authorized under the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                                    SIX MONTHS ENDED              YEAR ENDED
                                                    NOVEMBER 30, 2005            MAY 31, 2005
                                                    -----------------     --------------------------
                                                    SHARES    AMOUNT        SHARES         AMOUNT
                                                    -------   -------     -----------   ------------
Proceeds from shares sold .......................        --   $    --       2,225,000   $ 42,497,500
Issued as reinvestment of dividends
   under the Dividend Reinvestment Plan .........        --        --          42,532        809,437
Offering Cost Common Shares .....................        --        --              --        (89,209)
Offering Cost AMP Shares ........................        --        --              --     (1,299,751)
                                                    -------   -------     -----------   ------------
                                                         --   $    --       2,267,532   $ 41,917,977
                                                    =======   =======     ===========   ============

                       6. AUCTION MARKET PREFERRED SHARES

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share, in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. As of November 30, 2005, the Fund has 2,000 Series A and 2,000 Series B Auction Market Preferred Shares ("AMP Shares") outstanding at a liquidation value of $25,000 per share. The AMP Shares offering costs of $299,751 and commissions of $1,000,000, paid directly to Lehman Brothers, were charged to capital of Common Shares for the year ended May 31, 2005.

The Fund is required to meet certain asset coverage tests with respect to the AMP Shares. If the Fund fails to maintain Eligible Assets having an aggregated Discounted Value at least equal to the AMP Shares Basic Maintenance Amount as of any Valuation Date and the failure is not cured on or before the related Asset Coverage Cure Date, the Fund will be required in certain circumstances to redeem certain AMP Shares.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2005 (UNAUDITED)

An auction of the Series A AMP Shares is generally held every 7 days and an auction of the Series B AMP Shares is generally held every 28 days. Existing shareholders may submit an order to hold, bid or sell such shares at par value on each auction date.

The annual dividend rate in effect as of November 30, 2005 was 3.95% and 4.10% for the Series A 7 day and Series B 28 day auctions, respectively. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner not related directly to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Shareholders.

Under Emerging Issues Task Force (EITF) promulgating Topic D-98, Classification and Measurement of Redeemable Securities, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to guidance of the EITF, the Fund's AMP Shares are classified outside of permanent equity (net assets attributable to Common Shares) in the accompanying financial statements.

                          7. REVOLVING CREDIT FACILITY

On August 2, 2004, the Fund entered into a 364-Day Revolving Credit Facility ("Credit Facility") with various lenders and Citicorp North America Inc., as agent, to be used as leverage for the Fund. On August 1, 2005, this Credit Facility was amended to extend its expiration date to July 31, 2006. The Credit Facility provides for a secured line of credit for the Fund, where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the Credit Facility is $195,000,000. For the six months ended November 30, 2005, the average amount outstanding was $167,759,563, with a weighted average interest rate of 3.54%. The Fund also pays additional borrowing costs, which include an administration fee of 0.02%, a program fee of 0.20% and a liquidity fee of 0.14% per year. Such expenses are included in "Interest and fees on outstanding loan payable" on the Statement of Operations.

                              8. SUBSEQUENT EVENTS

On November 21, 2005, the Fund declared a dividend of $0.111 per share, which represents a dividend from net investment income to Common Shareholders of record December 5, 2005, payable December 12, 2005.

On December 20, 2005, the Fund declared distributions totaling $0.1318 per share, which represents a dividend from net investment income of $0.1148 and short-term capital gains of $0.0170, to Common Shareholders of record December 30, 2005, payable January 17, 2006.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2005 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If the Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If the Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          NOVEMBER 30, 2005 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, and First Trust/Four Corners Senior Floating Rate Income Fund II was held on September 12, 2005. At the Annual Meeting, three of the Fund's Trustees, consisting of James A. Bowen, Niel B. Nielson and Richard E. Erickson, were elected by holders of Common and Preferred Shares voting together as a single class, to serve an additional one-year term. The number of votes cast for James A. Bowen was 21,905,036, the number of votes withheld was 210,514 and the number of abstentions was 3,161,218. The number of votes cast for Niel B. Nielson was 21,890,033, the number of votes withheld was 225,517 and the number of abstentions was 3,161,218. The number of votes cast for Richard E. Erickson was 21,905,005, the number of votes withheld was 210,545 and the number of abstentions was 3,161,218.

Also at the Annual Meeting of Shareholders of the Fund, two of the Fund's Trustees, Thomas R. Kadlec and David M. Oster, were elected by the holders of AMP Shares to serve an additional one year term. The number of votes cast for each Trustee was 1,465, the number withheld was 40 and the number of abstentions was 2,495.

                                BY-LAW AMENDMENT

On December 12, 2005, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund that may have the effect of delaying or preventing a change of control of the Fund. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

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ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issures as of the close of the reporting period is included as part of the report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


         On December 12, 2005, the Registrant's Board of Trustees adopted an Amended Nominating and Governance Committee Charter which included some material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees as described below:

         Any proposal to elect any person nominated by shareholders for election as trustee may only be brought before an annual meeting of the Registrant if timely written notice (the "Shareholder Notice") is provided to the secretary of the Registrant. Unless a greater or lesser period is required under applicable law, to be timely, the Shareholder Notice must be delivered to or mailed and received at Registrant's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, Attn: W. Scott Jardine, not less than forty-five (45) days nor more than sixty (60) days prior to the first anniversary date of the date of the Registrant's proxy statement released to shareholders for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary date of the annual meeting for the preceding year and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an "Other Annual Meeting Date"), such Shareholder Notice must be given in the manner provided herein by the later of the close of business on (i) the date forty-five (45) days prior to such Other Annual Meeting Date or (ii) the tenth (10th) business day following the date such Other Annual Meeting Date is first publicly announced or disclosed.

         Any shareholder submitting a nomination of any person or persons (as the case may be) for election as a trustee or trustees of the Registrant shall deliver, as part of such Shareholder Notice: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s);
(C) any other information regarding each such person required by paragraphs (a),
(d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange

Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee.

         Without limiting the foregoing, any shareholder who gives a Shareholder Notice of any matter proposed to be brought before a shareholder meeting (whether or not involving nominees for trustees) shall deliver, as part of such Shareholder Notice: (i) the description of and text of the proposal to be presented; (ii) a brief written statement of the reasons why such shareholder favors the proposal; (iii) such shareholder's name and address as they appear on the Registrant's books; (iv) any other information relating to the shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies with respect to the matter(s) proposed pursuant to Section 14 of the Exchange Act; (v) the class or series and number of all shares of the Registrant owned beneficially and of record by such shareholder; (vi) any material interest of such shareholder in the matter proposed (other than as a shareholder); (vii) a representation that the shareholder intends to appear in person or by proxy at the shareholder meeting to act on the matter(s) proposed; (viii) if the proposal involves nominee(s) for trustees, a description of all arrangements or understandings between the shareholder and each proposed nominee and any other person or persons (including their names) pursuant to which the nomination(s) are to be made by the shareholder; and (ix) in the case of a shareholder (a "BENEFICIAL OWNER") that holds shares entitled to vote at the meeting through a nominee or "street name" holder of record, evidence establishing such Beneficial Owner's indirect ownership of, and entitlement to vote, shares at the meeting of shareholders. As used herein, shares "beneficially owned" shall mean all shares which such person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Exchange Act.

         A copy of the amended Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1)  Not applicable.

      (a)(2)  Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)  Not applicable.

      (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date FEBRUARY 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date FEBRUARY 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date FEBRUARY 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.